Disposal of VoIP Supply LLC - Summary of Fair Value Recognized on Sale (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration	$ 4,500
Trade and other receivables		$ 15,131	$ 18,596
Inventories		8,227	14,768
Other current assets		3,629	3,867
Property and equipment		6,433	8,394
Right-of-use assets		7,215	10,164
Intangible assets		91,124	124,128
Goodwill		186,840	187,502	$ 187,502
Accounts payable and accrued liabilities		(15,552)	(21,450)
Sales tax payable		(4,012)	(5,955)
Lease obligations on right-of-use assets		(8,208)	(11,284)	$ (14,331)
Other non-current liabilities		(1,830)	(1,332)
Loss on sale, divestiture of subsidiary		(99)	$ 0
Disposal
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration		4,500
Trade and other receivables		2,143
Inventories		2,890
Other current assets		138
Property and equipment		66
Right-of-use assets		46
Intangible assets		236
Goodwill		662
Accounts payable and accrued liabilities		(2,038)
Sales tax payable		(23)
Lease obligations on right-of-use assets		(49)
Other non-current liabilities		(193)
Net assets (net of cash)		3,878
Closing expenses incurred		721
Loss on sale, divestiture of subsidiary		$ (99)